American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Small Cap Value ETF (AVDV)
November 30, 2021

Avantis International Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 8.5%
Adairs Ltd.(1)	35,974	91,625
Adbri Ltd.	615,859	1,248,986
Aeris Resources Ltd.(1)(2)	1,139,499	124,680
Alkane Resources Ltd.(1)(2)	343,784	195,962
Alliance Aviation Services Ltd.(2)	50,306	151,072
Aurelia Metals Ltd.(2)	1,711,825	521,987
Austal Ltd.	506,601	656,332
Australian Finance Group Ltd.	340,326	651,941
Australian Pharmaceutical Industries Ltd.	626,276	668,653
Bank of Queensland Ltd.	696,435	3,768,301
Beach Energy Ltd.	3,214,490	2,693,875
Bendigo & Adelaide Bank Ltd.	593,341	3,602,591
Brickworks Ltd.	20,501	333,829
Calix Ltd.(2)	39,671	193,404
Cedar Woods Properties Ltd.	595	2,272
Challenger Ltd.	322,144	1,471,193
Champion Iron Ltd.(2)	691,599	2,189,987
Collins Foods Ltd.	14,000	139,228
Coronado Global Resources, Inc.(2)	875,087	683,989
CSR Ltd.	911,683	3,768,041
Dacian Gold Ltd.(1)(2)	129,467	18,818
Deterra Royalties Ltd.	45,119	131,846
Eclipx Group Ltd.(2)	592,417	921,112
Emeco Holdings Ltd.	569,883	380,005
Genworth Mortgage Insurance Australia Ltd.	463,694	737,144
Gold Road Resources Ltd.	1,285,082	1,327,207
GrainCorp Ltd., A Shares	287,945	1,386,818
Grange Resources Ltd.	867,233	380,572
GWA Group Ltd.	83,218	151,650
HT&E Ltd.	1,042	1,318
Humm Group Ltd.(2)	319,339	165,030
IGO Ltd.	688,738	5,100,728
Iluka Resources Ltd.	781,367	4,752,425
Imdex Ltd.	487,758	971,695
Inghams Group Ltd.(1)	507,468	1,241,963
InvoCare Ltd.	193,197	1,564,301
JB Hi-Fi Ltd.	17,680	603,853
Karoon Energy Ltd.(2)	224,439	266,416
Lovisa Holdings Ltd.	12,681	184,458
MACA Ltd.	207,538	115,275
Macmahon Holdings Ltd.	354,016	46,539
Mayne Pharma Group Ltd.(2)	2,109,743	395,717
McMillan Shakespeare Ltd.	152,699	1,357,667
McPherson's Ltd.	40,000	25,291
Metcash Ltd.	1,838,572	5,287,022
Mineral Resources Ltd.	4,375	140,406
Monadelphous Group Ltd.	2,067	13,727
Money3 Corp. Ltd.	69,252	151,946

Mount Gibson Iron Ltd.	450,340	116,659
Myer Holdings Ltd.(2)	109,947	40,554
MyState Ltd.(1)	51,460	170,203
New Hope Corp. Ltd.(1)	651,913	955,390
nib holdings Ltd.	709,772	3,508,760
Nick Scali Ltd.	139,440	1,505,570
Nine Entertainment Co. Holdings Ltd.	1,256,732	2,607,267
NRW Holdings Ltd.	922,672	1,137,362
Nufarm Ltd.	487,339	1,585,002
OFX Group Ltd.(2)	72,467	105,784
Orica Ltd.	250,230	2,504,629
Orocobre Ltd.(2)	1,887	13,562
Orora Ltd.	346,097	818,949
OZ Minerals Ltd.	17,955	330,202
Pacific Current Group Ltd.	35,896	176,819
Perenti Global Ltd.	1,962,077	1,140,698
Perseus Mining Ltd.(2)	2,070,260	2,402,052
Platinum Asset Management Ltd.	457,561	877,572
Premier Investments Ltd.	122,765	2,667,336
Ramelius Resources Ltd.	1,322,130	1,484,932
Red 5 Ltd.(1)(2)	551,334	105,803
Regis Resources Ltd.	979,269	1,249,358
Resimac Group Ltd.(1)	18,160	20,581
Resolute Mining Ltd.(2)	1,040,937	262,302
Sandfire Resources Ltd.	698,909	2,970,283
Select Harvests Ltd.	199,973	929,083
Senex Energy Ltd.	382,545	1,167,019
Servcorp Ltd.	22,553	70,101
Service Stream Ltd.	63,823	37,222
Sigma Healthcare Ltd.	807,217	299,053
Silver Lake Resources Ltd.(2)	1,453,626	1,706,524
Sims Ltd.	96,227	960,804
Southern Cross Media Group Ltd.	518,364	746,443
Star Entertainment Grp Ltd. (The)(2)	110,000	275,538
Super Retail Group Ltd.	252,202	2,237,451
Symbio Holdings Ltd.	3,813	19,723
Tassal Group Ltd.	284,181	667,549
Viva Energy Group Ltd.	1,129,162	1,754,713
West African Resources Ltd.(2)	1,037,522	958,943
Western Areas Ltd.(2)	510,345	1,027,299
Westgold Resources Ltd.	799,031	1,147,888
Whitehaven Coal Ltd.(2)	1,114,529	1,912,666
		95,654,545
Austria — 0.8%
DO & CO. AG(1)(2)	410	30,521
FACC AG(1)(2)	15,577	130,444
IMMOFINANZ AG(1)(2)	61,653	1,434,424
Lenzing AG(2)	184	21,929
Palfinger AG	813	31,461
POLYTEC Holding AG	13,249	104,738
Porr AG(1)(2)	18,182	250,362
S IMMO AG	3,600	80,474
Semperit AG Holding	78,600	2,310,915
UNIQA Insurance Group AG	527,166	4,595,599

Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	283,421
		9,274,288
Belgium — 1.5%
AGFA-Gevaert NV(2)	139,952	563,416
Bekaert SA	128,903	5,189,024
bpost SA(2)	188,483	1,534,392
Cie d'Entreprises CFE	2,053	213,001
Deceuninck NV	263,862	1,032,172
Euronav NV	558,046	5,238,267
Gimv NV	208	12,555
Ion Beam Applications	38,609	624,531
Tessenderlo Group SA(2)	71,001	2,676,252
		17,083,610
Canada — 9.2%
5N Plus, Inc.(2)	28,000	50,632
Advantage Energy Ltd.(1)(2)	145,091	805,272
Aecon Group, Inc.	12,348	157,365
AirBoss of America Corp.(1)	5,600	176,314
ARC Resources Ltd.(1)	49,572	435,009
Argonaut Gold, Inc.(2)	354,133	970,265
AutoCanada, Inc.(1)(2)	38,971	984,762
B2Gold Corp.	727,965	2,883,481
Badger Infrastructure Solutions Ltd.	21,253	521,572
Baytex Energy Corp.(2)	990,501	2,853,375
Birchcliff Energy Ltd.(1)	415,527	2,111,057
Bird Construction, Inc.	1,505	11,157
Calibre Mining Corp.(2)	6,600	6,975
Canaccord Genuity Group, Inc.	109,717	1,218,744
Canacol Energy Ltd.(1)	85,600	210,407
Canadian Western Bank	91,655	2,650,386
Canfor Corp.(2)	85,565	1,825,235
Capital Power Corp.	130,322	3,886,859
Capstone Mining Corp.(2)	289,349	1,420,187
Cardinal Energy Ltd.(2)	128,123	405,195
Cascades, Inc.	135,638	1,425,980
Celestica, Inc.(2)	143,623	1,471,701
Centerra Gold, Inc.	194,424	1,430,651
CES Energy Solutions Corp.	135,007	188,119
China Gold International Resources Corp. Ltd.	231,678	564,029
Chorus Aviation, Inc.(1)(2)	128,253	348,380
Copper Mountain Mining Corp.(2)	130,098	359,502
Corus Entertainment, Inc., B Shares	253,548	978,505
Crescent Point Energy Corp.	639,566	2,753,621
Crew Energy, Inc.(2)	60,000	143,724
Doman Building Materials Group Ltd.(1)	26,136	136,670
Dorel Industries, Inc., Class B(2)	22,837	346,635
DREAM Unlimited Corp., Class A	12,622	341,277
Dundee Precious Metals, Inc.	201,183	1,280,377
Eldorado Gold Corp. (Toronto)(2)	114,498	1,029,850
Endeavour Mining plc	36,993	867,885
Enerplus Corp.(1)	327,407	3,093,509
Equitable Group, Inc.	21,226	1,239,215
ERO Copper Corp.(2)	36,125	584,810
Evertz Technologies Ltd.	4,000	40,737

Exchange Income Corp.	891	28,583
Extendicare, Inc.(1)	54,332	280,283
Finning International, Inc.	178,902	4,558,503
First National Financial Corp.(1)	8,548	275,755
Freehold Royalties Ltd.(1)	39,220	334,035
Frontera Energy Corp.(2)	19,417	103,055
goeasy Ltd.	11,512	1,566,144
Gran Colombia Gold Corp.	38,565	151,549
Hardwoods Distribution, Inc.	13,532	443,422
High Liner Foods, Inc.	5,404	58,844
HLS Therapeutics, Inc.	2	25
Home Capital Group, Inc.(2)	54,127	1,756,283
Hudbay Minerals, Inc.	21,198	143,040
IAMGOLD Corp.(2)	356,690	1,097,336
Interfor Corp.	97,680	2,439,228
International Petroleum Corp.(2)	140,434	694,777
Intertape Polymer Group, Inc.	27,113	519,359
Karora Resources, Inc.(2)	90,970	292,682
Keyera Corp.(1)	35,009	768,995
Largo, Inc.(2)	2,962	28,659
Laurentian Bank of Canada(1)	26,057	748,594
Linamar Corp.	55,696	3,197,577
Lundin Mining Corp.	317,545	2,493,230
Major Drilling Group International, Inc.(2)	49,591	333,855
Martinrea International, Inc.	113,065	871,807
Methanex Corp.	43,545	1,739,482
Mullen Group Ltd.	100,381	906,018
New Gold, Inc. (Toronto)(2)	724,307	1,054,610
North American Construction Group Ltd.(1)	17,031	241,710
North West Co., Inc. (The)	1,714	45,176
OceanaGold Corp.(2)	388,946	706,372
Onex Corp.	30,600	2,223,408
Paramount Resources Ltd., A Shares	34,259	575,252
Parex Resources, Inc.	141,981	2,276,231
Pason Systems, Inc.	25,778	212,286
Peyto Exploration & Development Corp.(1)	238,688	1,946,948
Polaris Infrastructure, Inc.(1)	2,900	38,842
Precision Drilling Corp.(1)(2)	9,335	296,393
Pretium Resources, Inc.(2)	188,166	2,545,312
Real Matters, Inc.(2)	93,067	569,716
Resolute Forest Products, Inc.	72,327	820,399
Russel Metals, Inc.	84,812	2,200,219
Secure Energy Services, Inc.	162,492	662,713
ShawCor Ltd.(1)(2)	12,423	46,485
Sierra Metals, Inc.(1)	3,100	4,368
SunOpta, Inc.(2)	90,718	540,423
Tamarack Valley Energy Ltd.(2)	290,178	779,139
Torex Gold Resources, Inc.(2)	108,954	1,193,210
Tourmaline Oil Corp.	163,002	5,424,255
Transcontinental, Inc., Class A	17	248
TransGlobe Energy Corp.(2)	35,700	95,576
Trican Well Service Ltd.(2)	184,004	420,597
Turquoise Hill Resources Ltd.(2)	66,598	990,016
Uni-Select, Inc.(2)	17,100	325,682
Vermilion Energy, Inc.(2)	211,217	2,109,773

Wajax Corp.	29,915	542,121
West Fraser Timber Co. Ltd.	22,831	1,877,309
Western Forest Products, Inc.(1)	514,619	680,814
Whitecap Resources, Inc.	656,797	3,496,199
Yamana Gold, Inc.	133,016	531,044
		103,513,392
Denmark — 1.6%
Alm Brand A/S	78,975	137,048
Alm Brand A/S(1)	8,775	15,201
Bang & Olufsen A/S(2)	15,150	65,931
Bavarian Nordic A/S(2)	16,729	830,701
D/S Norden A/S	84,110	1,950,352
Dfds A/S(2)	52,249	2,388,119
Drilling Co. of 1972 A/S (The)(2)	25,229	910,125
FLSmidth & Co. A/S	9,786	329,749
H+H International A/S, B Shares(2)	48,499	1,539,405
Jyske Bank A/S(2)	56,869	2,843,975
NKT A/S(2)	1,294	60,439
NNIT A/S	47,672	800,810
Ringkjoebing Landbobank A/S	4,191	554,770
Schouw & Co. A/S	12,263	988,334
SimCorp A/S	27,531	2,790,687
Solar A/S, B Shares	456	49,415
Spar Nord Bank A/S	9,080	116,024
Sydbank AS	54,386	1,769,048
TORM plc(1)(2)	17,754	132,347
		18,272,480
Finland — 1.5%
Anora Group Oyj	8,650	104,358
CapMan Oyj, B Shares	9,067	29,017
Cargotec Oyj, B Shares	21,031	982,685
HKScan Oyj, A Shares	82,580	150,483
Huhtamaki Oyj	2,072	88,907
Kemira Oyj(1)	255,154	3,785,511
Marimekko Oyj	1,512	148,251
Metsa Board Oyj	93,088	897,805
Neles Oyj	14,424	215,211
Nokian Renkaat Oyj	31,092	1,155,498
Outokumpu Oyj(2)	399,498	2,329,261
Sanoma Oyj	30,703	464,229
Suominen Oyj(1)	39,541	215,072
Tokmanni Group Corp.	102,202	2,151,039
Uponor Oyj	127,284	2,929,704
Verkkokauppa.com Oyj	56,548	437,982
YIT Oyj(1)	245,012	1,222,214
		17,307,227
France — 3.0%
AKWEL	4,039	91,531
Albioma SA	11,862	448,566
ALD SA	129,561	1,820,727
APERAM SA	1,008	48,433
Atari SA(1)(2)	11,364	5,325
Biosynex(1)	9,144	209,780

Bonduelle SCA	5,544	123,844
Chargeurs SA	12,550	359,232
Cie Plastic Omnium SA	12,047	300,974
Derichebourg SA(2)	142,754	1,497,061
Eramet SA(2)	20,186	1,575,307
Etablissements Maurel et Prom SA(2)	41,754	106,314
Eurobio Scientific SA(2)	2,577	61,257
Eutelsat Communications SA(1)	286,153	3,624,724
Focus Home Interactive SA(2)	2,042	90,100
Gaztransport Et Technigaz SA	7,289	584,688
Groupe LDLC	1,239	72,166
Imerys SA	2,840	110,718
Innate Pharma SA(1)(2)	71,760	363,992
Jacquet Metals SACA	14,988	342,948
JCDecaux SA(2)	9,711	248,501
Kaufman & Broad SA	3,215	120,737
LISI	29,476	729,422
LNA Sante SA	383	22,027
Maisons du Monde SA	82,599	1,921,329
Manitou BF SA	6,768	203,792
Mersen SA	17,534	638,711
Metropole Television SA	58,827	1,134,375
Nexans SA	49,075	4,536,402
Nexity SA	41,751	1,792,039
Novacyt SA(1)(2)	86,948	467,883
ReWorld Media SA(2)	7,649	60,586
SES SA	515,951	4,017,591
SMCP SA(2)	22,576	194,550
Societe BIC SA	18,474	952,430
Solutions 30 SE(1)(2)	94,804	687,423
Television Francaise 1	127,385	1,230,796
Trigano SA	7,033	1,235,042
Vallourec SA(1)(2)	46,490	406,075
Verallia SA	29,003	976,070
Vicat SA	1,060	41,026
X-Fab Silicon Foundries SE(2)	21,964	231,695
		33,686,189
Germany — 4.5%
7C Solarparken AG	21,004	100,789
Aareal Bank AG	1,499	49,226
ADVA Optical Networking SE(2)	90,006	1,295,427
Allgeier SE	6,437	268,583
AURELIUS Equity Opportunities SE & Co. KGaA	30,911	918,096
Aurubis AG	7,565	648,182
Baader Bank AG	7,342	50,262
Bauer AG(2)	8,713	97,494
Bertrandt AG	1,999	132,612
Bilfinger SE	12,975	415,932
Borussia Dortmund GmbH & Co. KGaA(2)	2,688	12,554
Cewe Stiftung & Co. KGAA	98	14,071
CropEnergies AG	22,826	304,873
Deutsche Beteiligungs AG	1,518	66,634
Deutsche EuroShop AG	26,806	426,536
Deutz AG(2)	116,300	783,943

Draegerwerk AG & Co. KGaA	557	32,664
Draegerwerk AG & Co. KGaA, Preference Shares	11,058	715,198
Duerr AG	2,562	102,013
Einhell Germany AG, Preference Shares	137	32,211
Elmos Semiconductor SE	2,151	107,245
ElringKlinger AG(2)	71,319	866,835
Encavis AG	37,608	695,355
Freenet AG	29,789	755,398
Hamburger Hafen und Logistik AG	54,731	1,207,909
Hornbach Baumarkt AG	10,453	424,891
Hornbach Holding AG & Co. KGaA	12,883	1,616,066
HUGO BOSS AG	96,339	5,613,994
JOST Werke AG	23,251	1,187,205
Jungheinrich AG, Preference Shares	72,707	3,407,129
K+S AG(2)	234,854	3,989,181
Kloeckner & Co. SE(2)	129,928	1,397,076
Krones AG	10,975	1,111,514
Lang & Schwarz AG	8,939	886,584
Rheinmetall AG	59,733	5,296,605
SAF-Holland SE(2)	86,876	1,101,909
Salzgitter AG(2)	65,252	1,929,878
SGL Carbon SE(2)	160,905	1,404,931
Siltronic AG	12,150	1,856,935
Sixt SE, Preference Shares	8,069	733,905
Stabilus SA	6,724	446,146
STO SE & Co. KGaA, Preference Shares	3,395	792,103
Suedzucker AG	11,179	161,897
SUESS MicroTec SE(2)	6,089	143,915
TAG Immobilien AG	131,952	3,657,149
Wacker Chemie AG	13,135	2,259,208
Wacker Neuson SE	39,827	1,166,404
Wuestenrot & Wuerttembergische AG	29,962	581,658
		51,266,325
Hong Kong — 1.7%
BOCOM International Holdings Co. Ltd.	500,000	110,728
Bright Smart Securities & Commodities Group Ltd.	1,576,000	298,312
China Strategic Holdings Ltd.(2)	58,220,000	371,405
Chow Sang Sang Holdings International Ltd.	793,000	1,122,752
CMBC Capital Holdings Ltd.(1)	21,600,000	223,803
Crystal International Group Ltd.	34,500	12,098
CSI Properties Ltd.	90,000	2,494
Dah Sing Banking Group Ltd.	32,000	27,670
Dah Sing Financial Holdings Ltd.	161,200	478,755
E-Commodities Holdings Ltd.(2)	1,392,000	147,853
First Pacific Co. Ltd.	20,000	7,182
FSE Lifestyle Services Ltd.	40,000	31,455
Fullshare Holdings Ltd.(1)(2)	12,257,500	168,054
Guotai Junan International Holdings Ltd.	8,093,000	1,139,830
Haitong International Securities Group Ltd.	5,115,000	1,056,873
Hang Lung Group Ltd.	66,000	146,525
Hengdeli Holdings Ltd.(2)	12,000	441
IGG, Inc.	716,000	676,838
IRC Ltd.(2)	4,792,000	140,628
Jinhui Shipping & Transportation Ltd.	15,000	19,816
Johnson Electric Holdings Ltd.	407,000	886,675

K Wah International Holdings Ltd.	2,663,000	1,028,134
Lifestyle International Holdings Ltd.(2)	1,000	523
LK Technology Holdings Ltd.(1)	602,250	1,435,257
Pacific Basin Shipping Ltd.	5,883,000	2,234,491
PC Partner Group Ltd.	396,000	869,524
Realord Group Holdings Ltd.(1)(2)	506,000	719,144
Sa Sa International Holdings Ltd.(2)	2,346,000	502,678
Shun Tak Holdings Ltd.(2)	3,190,000	849,112
SmarTone Telecommunications Holdings Ltd.	33,500	17,840
Solargiga Energy Holdings Ltd.(2)	2,281,000	124,519
Soundwill Holdings Ltd.	2,500	2,434
Sun Hung Kai & Co. Ltd.	866,000	541,218
Tai Hing Group Holdings Ltd.	245,000	45,681
Ten Pao Group Holdings Ltd.	412,000	98,035
Texhong Textile Group Ltd.	500,000	707,688
Texwinca Holdings Ltd.	440,000	94,443
Theme International Holdings Ltd.(1)(2)	560,000	52,169
United Laboratories International Holdings Ltd. (The)	1,660,000	945,667
VSTECS Holdings Ltd.	1,022,000	918,681
VTech Holdings Ltd.	101,000	833,725
Yue Yuen Industrial Holdings Ltd.(2)	12,000	20,858
		19,112,008
Ireland — 0.5%
FBD Holdings plc(2)	6,291	58,376
Glenveagh Properties plc(2)	4,372,754	5,623,609
Permanent TSB Group Holdings plc(2)	44,096	77,361
		5,759,346
Israel — 3.0%
Adgar Investment and Development Ltd.	13,419	31,043
AFI Properties Ltd.	880	51,054
Airport City Ltd.(2)	51,909	1,081,362
Ashtrom Group Ltd.	26,765	650,235
Azorim-Investment Development & Construction Co. Ltd.(2)	16,771	87,334
Caesarstone Ltd.	15,855	177,100
Camtek Ltd.(2)	22,927	1,079,290
Carasso Motors Ltd.	19,452	125,995
Cellcom Israel Ltd.(2)	79,596	337,009
Ceragon Networks Ltd.(2)	9,107	23,951
Clal Insurance Enterprises Holdings Ltd.(2)	109,334	2,715,547
Delek Automotive Systems Ltd.	6,319	88,234
Delta Galil Industries Ltd.	6,759	415,597
Equital Ltd.(2)	6,693	231,293
Fattal Holdings 1998 Ltd.(2)	337	35,790
FIBI Holdings Ltd.	34,487	1,537,474
First International Bank of Israel Ltd.	36,753	1,463,886
Fox Wizel Ltd.	12,694	2,172,463
Gazit-Globe Ltd.	45,755	343,130
Harel Insurance Investments & Financial Services Ltd.	234,640	2,471,154
Inrom Construction Industries Ltd.	22,171	109,899
Isracard Ltd.	425,184	1,861,386
Israel Corp. Ltd. (The)(2)	5,930	2,255,974
Isras Investment Co. Ltd.	31	7,525
Ituran Location and Control Ltd.	3,488	91,839
M Yochananof & Sons Ltd.	262	19,277
Melisron Ltd.(2)	3,585	312,446

Menora Mivtachim Holdings Ltd.	37,317	862,697
Migdal Insurance & Financial Holdings Ltd.	521,851	819,177
Naphtha Israel Petroleum Corp. Ltd.(2)	10,798	68,136
Nawi Brothers Ltd.	9,923	94,416
Oil Refineries Ltd.(2)	4,747,854	1,216,586
Partner Communications Co. Ltd.(2)	230,182	1,443,916
Paz Oil Co. Ltd.(2)	13,885	1,714,107
Perion Network Ltd.(2)	3,865	91,865
Phoenix Holdings Ltd. (The)	336,053	4,162,796
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,513	428,300
Shufersal Ltd.	191,929	1,553,173
Summit Real Estate Holdings Ltd.(2)	8,343	162,112
Taro Pharmaceutical Industries Ltd.(2)	3,050	162,382
Tera Light Ltd.(2)	32,642	81,762
Tower Semiconductor Ltd.(2)	30,143	1,055,276
Victory Supermarket Chain Ltd.	1,800	36,436
		33,730,424
Italy — 2.6%
Aeffe SpA(2)	11,876	35,560
Arnoldo Mondadori Editore SpA(2)	10,652	24,098
Avio SpA(1)	12,379	154,814
Banca IFIS SpA	59,509	991,712
Banca Popolare di Sondrio SCPA	911,651	3,523,728
Banco di Desio e della Brianza SpA(1)	118,022	408,371
BFF Bank SpA	193,205	1,447,154
Biesse SpA(2)	47,483	1,203,354
Cairo Communication SpA	94,298	193,268
Credito Emiliano SpA	81,675	529,716
Danieli & C Officine Meccaniche SpA(1)(2)	38,204	1,081,125
Danieli & C Officine Meccaniche SpA, Preference Shares	131,014	2,340,217
Digital Bros SpA(1)	31,757	1,116,372
doValue SpA	14,047	121,758
Enav SpA(2)	93,904	389,882
FNM SpA(2)	66,723	46,304
Geox SpA(2)	47,705	55,953
Maire Tecnimont SpA(1)	205,609	908,595
MFE-MediaForEurope NV	233,790	633,584
OVS SpA(2)	1,096,149	3,320,418
RAI Way SpA	196,799	1,126,112
Reno de Medici SpA(1)	815,464	1,335,515
Safilo Group SpA(2)	108,733	185,133
Saipem SpA(1)(2)	1,358,893	2,697,486
Saras SpA(1)(2)	2,063,343	1,293,627
Sesa SpA	2,622	521,525
Societa Cattolica Di Assicurazione SpA(2)	194,350	1,178,371
Webuild SpA(1)	988,468	2,230,571
		29,094,323
Japan — 24.8%
77 Bank Ltd. (The)	77,000	782,421
A&D Co. Ltd.	8,900	87,377
Adastria Co. Ltd.	14,100	232,028
ADEKA Corp.	94,800	2,000,969
Adways, Inc.	12,600	84,234
Aeon Fantasy Co. Ltd.	700	10,700

AEON Financial Service Co. Ltd.	193,800	2,085,262
Aeon Mall Co. Ltd.	163,000	2,308,754
AFC-HD AMS Life Science Co. Ltd.(1)	30,300	217,688
Aichi Steel Corp.	3,900	83,116
Air Water, Inc.	161,200	2,371,590
Airport Facilities Co. Ltd.	3,500	16,188
Aisan Industry Co. Ltd.	36,800	245,893
Akatsuki, Inc.	4,500	108,342
Akebono Brake Industry Co. Ltd.(2)	87,900	150,071
Alconix Corp.	20,600	212,487
Alleanza Holdings Co. Ltd.	5,400	48,620
Alpen Co. Ltd.(1)	40,900	783,750
Alps Alpine Co. Ltd.	285,400	2,568,322
AOKI Holdings, Inc.	4,600	24,865
Aozora Bank Ltd.	88,700	1,928,656
Arata Corp.	8,200	278,457
Arcland Sakamoto Co. Ltd.	37,800	551,438
Arcs Co. Ltd.	45,100	823,259
Arealink Co. Ltd.	500	6,693
Asia Pile Holdings Corp.	1,400	5,076
Aucnet, Inc.	8,300	123,038
Awa Bank Ltd. (The)	3,400	60,931
Axial Retailing, Inc.	900	25,899
Bando Chemical Industries Ltd.	9,600	71,736
Bank of the Ryukyus Ltd.	11,200	70,179
Beenos, Inc.	1,100	26,373
Belluna Co. Ltd.	104,600	612,884
Benesse Holdings, Inc.	62,500	1,212,400
BML, Inc.	7,700	239,379
Bunka Shutter Co. Ltd.	84,900	755,400
Careerlink Co. Ltd.	4,500	49,760
Carta Holdings, Inc.	3,000	56,198
Cawachi Ltd.	9,100	173,435
Central Glass Co. Ltd.	11,600	198,059
Chiba Kogyo Bank Ltd. (The)	2,000	4,308
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	25,080
Chubu Shiryo Co. Ltd.	9,200	76,433
CI Takiron Corp.	20,500	94,183
Citizen Watch Co. Ltd.	389,000	1,775,832
CMIC Holdings Co. Ltd.	1,200	16,343
Cosmo Energy Holdings Co. Ltd.	111,100	2,162,794
CRE, Inc.	1,100	16,212
Credit Saison Co. Ltd.	244,100	2,410,820
CROOZ, Inc.(2)	5,300	45,989
CTI Engineering Co. Ltd.	2,700	56,286
Daicel Corp.	386,200	2,651,201
Daihen Corp.	9,400	355,161
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	8,600	96,206
Daiki Aluminium Industry Co. Ltd.	12,600	161,877
Daikokutenbussan Co. Ltd.(1)	2,700	145,816
Daikyonishikawa Corp.	19,200	90,807
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,600	108,321
Daio Paper Corp.	103,400	1,637,214
Daishi Hokuetsu Financial Group, Inc.	26,300	532,081
Daito Pharmaceutical Co. Ltd.	900	22,620

Daiwabo Holdings Co. Ltd.	134,500	2,134,184
DCM Holdings Co. Ltd.	52,100	482,718
Dear Life Co. Ltd.	15,000	69,653
Denka Co. Ltd.	91,300	2,671,920
Denyo Co. Ltd.	1,000	14,579
Diamond Electric Holdings Co. Ltd.	3,700	41,882
DIC Corp.	110,800	2,764,331
Digital Holdings, Inc.	10,200	124,677
Dowa Holdings Co. Ltd.	16,300	602,094
Eagle Industry Co. Ltd.	47,000	422,912
Earth Corp.	5,600	302,957
Ebara Corp.	54,800	2,925,529
Ebara Jitsugyo Co. Ltd.	4,600	101,842
Eco's Co. Ltd.	14,100	217,576
EDION Corp.(1)	23,600	208,103
EF-ON, Inc.	9,200	52,952
Ehime Bank Ltd. (The)	3,300	20,940
EJ Holdings, Inc.	2,900	30,106
Electric Power Development Co. Ltd.	209,800	2,658,237
Enomoto Co. Ltd.	3,000	44,545
ES-Con Japan Ltd.	100	661
Exedy Corp.	31,400	444,914
EXEO Group, Inc.	13,600	288,075
F.C.C. Co. Ltd.	37,600	475,511
FALCO HOLDINGS Co. Ltd.	2,000	29,858
Feed One Co. Ltd.	4,700	29,585
Ferrotec Holdings Corp.	52,800	1,741,774
FIDEA Holdings Co. Ltd.	7,810	82,438
Financial Products Group Co. Ltd.	121,000	586,167
FJ Next Holdings Co. Ltd.(1)	12,000	102,952
France Bed Holdings Co. Ltd.	12,600	94,820
Freebit Co. Ltd.	3,900	41,888
Fudo Tetra Corp.	500	7,100
Fuji Co. Ltd.	4,200	71,228
Fuji Corp. Ltd.	9,000	52,775
Fuji Oil Holdings, Inc.	43,200	850,602
Fuji Pharma Co. Ltd.	3,800	36,215
Fuji Seal International, Inc.	37,800	683,235
Fujibo Holdings, Inc.	6,000	198,594
Fujikura Ltd.(2)	384,300	1,926,651
Fukuda Corp.	800	28,983
Furukawa Battery Co. Ltd. (The)	2,700	34,755
Furukawa Co. Ltd.	16,600	174,475
Furuno Electric Co. Ltd.	24,800	249,663
Furyu Corp.	600	6,739
Futaba Industrial Co. Ltd.	107,100	362,945
Fuyo General Lease Co. Ltd.	17,300	1,091,477
G-7 Holdings, Inc.	10,800	157,289
G-Tekt Corp.	14,800	173,590
Gecoss Corp.	2,200	14,887
Genky DrugStores Co. Ltd.	5,000	225,431
Geo Holdings Corp.	7,500	78,715
GLOBERIDE, Inc.	30,700	934,646
Glory Ltd.	24,100	440,266
GMO Financial Holdings, Inc.	56,300	436,239

Godo Steel Ltd.	8,300	95,864
Goldcrest Co. Ltd.	9,400	123,663
Good Com Asset Co. Ltd.	6,000	63,681
GS Yuasa Corp.	54,600	1,103,089
GungHo Online Entertainment, Inc.	18,800	503,058
Gunma Bank Ltd. (The)	312,300	909,875
H-One Co. Ltd.	9,400	51,400
H.U. Group Holdings, Inc.	77,300	1,951,196
H2O Retailing Corp.	32,600	227,029
Hagiwara Electric Holdings Co. Ltd.	1,300	22,810
Hakudo Co. Ltd.	2,900	59,979
Hakuto Co. Ltd.	16,700	325,372
Hamakyorex Co. Ltd.	18,200	456,179
Hanwa Co. Ltd.	59,300	1,601,601
Happinet Corp.	9,100	114,549
Hazama Ando Corp.	3,700	27,419
Heiwa Real Estate Co. Ltd.	33,300	998,074
Heiwado Co. Ltd.	3,500	57,130
HI-LEX Corp.	4,000	57,405
Hinokiya Group Co. Ltd.(1)	2,200	41,088
Hirano Tecseed Co. Ltd.	4,700	112,900
Hirogin Holdings, Inc.	225,400	1,233,701
Hitachi Transport System Ltd.	2,900	118,261
Hitachi Zosen Corp.	189,600	1,399,889
Hokuetsu Corp.	67,400	462,489
Hokuhoku Financial Group, Inc.	136,700	925,688
Hokuto Corp.	15,300	248,739
Hoosiers Holdings	15,500	85,945
Hosiden Corp.	40,600	420,466
Hyakugo Bank Ltd. (The)	102,100	285,744
I-Net Corp./Kanagawa	1,400	16,040
I-PEX, Inc.	10,800	184,063
Ichigo, Inc.	6,500	16,249
Ichinen Holdings Co. Ltd.	4,300	49,189
IDEA Consultants, Inc.	200	3,198
IDOM, Inc.	146,600	888,906
IHI Corp.	74,900	1,399,351
Iino Kaiun Kaisha Ltd.	192,600	872,989
Inabata & Co. Ltd.	66,500	894,588
Ines Corp.	200	2,449
INFRONEER Holdings, Inc.	97,984	813,969
Innotech Corp.	7,400	88,013
Internet Initiative Japan, Inc.	49,900	2,132,666
Iseki & Co. Ltd.(2)	17,000	209,990
Ishihara Sangyo Kaisha Ltd.	40,300	412,342
Itochu Enex Co. Ltd.	112,300	940,531
IwaiCosmo Holdings, Inc.	13,500	153,465
Iwatani Corp.	41,500	2,094,500
Iyo Bank Ltd. (The)	50,200	231,301
Izumi Co. Ltd.	400	11,073
J Front Retailing Co. Ltd.	225,600	1,852,943
Jaccs Co. Ltd.	34,300	830,192
JAFCO Group Co. Ltd.	38,100	2,380,570
JANOME Corp.	10,000	54,603
Japan Aviation Electronics Industry Ltd.	45,600	728,957

Japan Investment Adviser Co. Ltd.(1)	9,700	97,542
Japan Petroleum Exploration Co. Ltd.	46,300	929,793
Japan Transcity Corp.	4,400	21,420
JDC Corp.	1,000	4,683
JFE Holdings, Inc.	3,600	41,032
JGC Holdings Corp.	69,000	579,828
JK Holdings Co. Ltd.	200	1,811
JM Holdings Co. Ltd.	6,100	92,663
Joshin Denki Co. Ltd.	32,600	588,088
JSP Corp.	2,200	29,369
JTEKT Corp.	380,400	3,311,783
Juki Corp.	17,200	138,719
Juroku Financial Group, Inc.	18,700	325,568
JVCKenwood Corp.	503,500	731,441
K's Holdings Corp.	11,200	113,353
Kaga Electronics Co. Ltd.	22,200	571,480
Kamei Corp.	4,100	35,811
Kanamoto Co. Ltd.	52,900	1,003,293
Kandenko Co. Ltd.	9,000	64,055
Kaneka Corp.	67,800	2,204,630
Kanematsu Corp.	120,200	1,299,818
Kanto Denka Kogyo Co. Ltd.	73,900	652,906
Kawai Musical Instruments Manufacturing Co. Ltd.	900	25,365
Keiyo Co. Ltd.	29,300	207,458
KFC Holdings Japan Ltd.	5,700	142,541
KH Neochem Co. Ltd.	12,200	329,937
Kintetsu World Express, Inc.	39,700	949,819
Kito Corp.	1,700	26,211
Kitz Corp.	79,300	489,360
Kiyo Bank Ltd. (The)	94,900	1,135,338
Kobe Steel Ltd.	544,500	2,597,425
Kohnan Shoji Co. Ltd.	27,000	790,037
Kojima Co. Ltd.(1)	33,400	163,515
Kokusai Pulp & Paper Co. Ltd.	1,500	4,098
Komeri Co. Ltd.	46,900	1,011,144
Konica Minolta, Inc.	691,700	2,848,229
Konoike Transport Co. Ltd.	3,700	35,484
Konoshima Chemical Co. Ltd.	3,000	75,523
Kumagai Gumi Co. Ltd.	12,900	297,806
Kuraray Co. Ltd.	375,500	3,112,558
Kureha Corp.	14,700	1,017,426
Kurimoto Ltd.	800	10,375
Kuriyama Holdings Corp.	400	3,903
KYB Corp.	29,200	745,537
Kyoei Steel Ltd.	16,300	178,965
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,400	140,560
Kyokuyo Co. Ltd.	4,700	120,135
Kyudenko Corp.	600	17,703
Lawson, Inc.	1,800	88,253
Life Corp.	6,200	183,334
Macnica Fuji Electronics Holdings, Inc.	73,700	1,654,912
Maruha Nichiro Corp.	58,300	1,165,780
Maruwa Co. Ltd.	200	23,543
Maruzen Showa Unyu Co. Ltd.	2,500	69,711
Maxell Ltd.	76,400	880,742

Mazda Motor Corp.(2)	600	4,841
MCJ Co. Ltd.	28,700	250,099
Mebuki Financial Group, Inc.	599,900	1,181,525
Megachips Corp.	12,900	539,588
Megmilk Snow Brand Co. Ltd.	39,000	658,011
Meidensha Corp.	39,700	902,539
Meiko Electronics Co. Ltd.	31,100	1,052,693
Meiwa Corp.(1)	36,800	266,324
Mie Kotsu Group Holdings, Inc.	3,500	14,046
MIMAKI ENGINEERING Co. Ltd.	3,000	23,226
Mimasu Semiconductor Industry Co. Ltd.	8,300	170,302
Ministop Co. Ltd.	500	6,008
Mirait Holdings Corp.	121,900	2,106,803
Mitani Sangyo Co. Ltd.	1,200	3,148
Mitsuba Corp.(2)	65,000	262,133
Mitsubishi HC Capital, Inc.	295,850	1,388,711
Mitsubishi Materials Corp.	149,700	2,564,244
Mitsubishi Shokuhin Co. Ltd.	7,200	170,894
Mitsubishi Steel Manufacturing Co. Ltd.	10,200	86,260
Mitsuboshi Belting Ltd.	16,800	285,747
Mitsui Chemicals, Inc.	60,100	1,600,879
Mitsui E&S Holdings Co. Ltd.(2)	10,300	34,213
Mitsui Matsushima Holdings Co. Ltd.(1)	8,800	100,264
Mitsui Mining & Smelting Co. Ltd.	95,300	2,438,028
Mitsui OSK Lines Ltd.	70,600	4,024,419
Mitsui-Soko Holdings Co. Ltd.	43,600	874,654
Miyazaki Bank Ltd. (The)	8,300	142,730
Mizuho Leasing Co. Ltd.	49,200	1,282,459
Mizuno Corp.	15,300	286,417
Modec, Inc.	10,700	131,447
Monex Group, Inc.	119,900	978,028
MrMax Holdings Ltd.	3,100	14,467
Musashi Seimitsu Industry Co. Ltd.	60,700	945,779
Musashino Bank Ltd. (The)	27,400	375,212
Nachi-Fujikoshi Corp.	20,300	687,483
Nafco Co. Ltd.	8,500	119,388
Nagase & Co. Ltd.	65,100	962,509
NEC Capital Solutions Ltd.	17,000	286,146
Neturen Co. Ltd.	10,700	52,014
NGK Spark Plug Co. Ltd.	238,000	3,950,125
NHK Spring Co. Ltd.	67,100	499,370
Nichias Corp.	22,300	503,103
Nichiha Corp.	5,100	125,134
Nichireki Co. Ltd.	12,500	143,624
Nihon Chouzai Co. Ltd.	400	4,473
Nihon Dempa Kogyo Co. Ltd.(2)	13,600	200,635
Nihon Flush Co. Ltd.	3,600	33,730
Nihon House Holdings Co. Ltd.(1)	2,100	6,409
Nihon Tokushu Toryo Co. Ltd.	1,200	8,382
Nikkon Holdings Co. Ltd.	63,600	1,109,261
Nippo Corp.	66,000	2,332,106
Nippon Carbon Co. Ltd.	200	7,289
Nippon Chemi-Con Corp.(2)	28,100	443,548
Nippon Chemical Industrial Co. Ltd.	3,700	81,977
Nippon Coke & Engineering Co. Ltd.	274,100	294,312

Nippon Commercial Development Co. Ltd.	7,500	111,876
Nippon Denko Co. Ltd.	341,700	873,274
Nippon Densetsu Kogyo Co. Ltd.	12,900	175,705
Nippon Electric Glass Co. Ltd.	110,500	2,853,338
Nippon Kayaku Co. Ltd.	85,000	831,360
Nippon Kodoshi Corp.	800	19,013
Nippon Koei Co. Ltd.	4,900	136,791
Nippon Light Metal Holdings Co. Ltd.	92,610	1,359,580
Nippon Paper Industries Co. Ltd.	149,800	1,405,557
Nippon Road Co. Ltd. (The)	100	6,876
Nippon Seiki Co. Ltd.	2,100	19,278
Nippon Shokubai Co. Ltd.	23,400	1,043,267
Nippon Steel Trading Corp.	9,600	388,775
Nippon Suisan Kaisha Ltd.	406,800	2,049,982
Nippon Yakin Kogyo Co. Ltd.	23,410	417,593
Nippon Yusen KK	37,200	2,409,401
Nipro Corp.	193,000	1,827,920
Nishi-Nippon Financial Holdings, Inc.	153,400	919,776
Nishimatsuya Chain Co. Ltd.	5,300	69,804
Nishio Rent All Co. Ltd.	42,100	933,717
Nissha Co. Ltd.	84,900	1,176,235
Nisshinbo Holdings, Inc.(1)	242,500	1,744,814
Nissin Electric Co. Ltd.	18,300	228,176
Nittetsu Mining Co. Ltd.	4,200	226,840
Nitto Kogyo Corp.	21,400	280,297
Nittoc Construction Co. Ltd.	3,300	18,664
Nojima Corp.	41,600	815,023
NOK Corp.	113,500	1,212,732
Nomura Micro Science Co. Ltd.(1)	2,700	114,420
Noritz Corp.	28,900	414,163
North Pacific Bank Ltd.	239,300	485,573
NS United Kaiun Kaisha Ltd.(1)	24,200	685,864
NTN Corp.(2)	565,900	1,039,519
Ogaki Kyoritsu Bank Ltd. (The)	16,800	261,967
Okamura Corp.	71,500	801,327
Oki Electric Industry Co. Ltd.	51,300	378,535
Okumura Corp.	32,500	897,098
Okuwa Co. Ltd.	16,900	142,133
Olympic Group Corp.	4,100	22,088
Onoken Co. Ltd.	11,900	164,739
Organo Corp.	3,000	180,118
Orient Corp.	647,700	705,972
Oriental Shiraishi Corp.(2)	51,300	102,634
Osaka Soda Co. Ltd.	10,200	229,132
Pacific Industrial Co. Ltd.	89,500	826,216
Pasco Corp.	500	5,717
Pasona Group, Inc.	26,000	808,844
Penta-Ocean Construction Co. Ltd.	88,200	504,145
Press Kogyo Co. Ltd.	73,900	242,559
Pressance Corp.(1)	10,100	152,489
Proto Corp.	8,100	90,819
PS Mitsubishi Construction Co. Ltd.	16,200	84,719
Raiznext Corp.	16,500	162,763
Relia, Inc.	35,200	313,278
Rengo Co. Ltd.	278,600	1,875,102

Resorttrust, Inc.	79,200	1,291,581
Restar Holdings Corp.	15,400	250,769
Ricoh Leasing Co. Ltd.	18,900	602,903
Riken Corp.	2,500	53,661
Riken Technos Corp.	14,500	61,252
Riken Vitamin Co. Ltd.	12,400	175,087
Rokko Butter Co. Ltd.	1,500	20,192
Roland DG Corp.	17,200	391,474
Ryobi Ltd.	4,500	39,837
Ryoden Corp.	1,700	25,060
Ryosan Co. Ltd.	3,000	55,579
Sakai Chemical Industry Co. Ltd.	17,500	322,455
Sakura Internet, Inc.	500	2,333
Sala Corp.(1)	12,500	62,781
San-In Godo Bank Ltd. (The)	73,900	366,407
Sanei Architecture Planning Co. Ltd.	3,600	51,322
Sankyu, Inc.	47,200	1,869,402
Sanwa Holdings Corp.	251,500	2,682,871
Sanyo Chemical Industries Ltd.	8,400	375,727
Sanyo Special Steel Co. Ltd.	12,600	201,525
Sawada Holdings Co. Ltd.	27,400	287,823
SBS Holdings, Inc.	23,000	701,928
Seed Co. Ltd.	5,000	24,684
Seikitokyu Kogyo Co. Ltd.	6,400	46,376
Seiko Epson Corp.	63,600	1,025,453
Seiko Holdings Corp.	15,300	295,738
Seino Holdings Co. Ltd.	3,100	31,275
Seiren Co. Ltd.	5,100	102,049
SEMITEC Corp.	2,200	194,391
Senko Group Holdings Co. Ltd.	151,500	1,234,753
Senshu Electric Co. Ltd.	3,200	129,614
Senshu Ikeda Holdings, Inc.	128,800	169,107
Seven Bank Ltd.	24,000	48,238
Shibaura Electronics Co. Ltd.	5,400	365,754
Shibaura Mechatronics Corp.	2,100	151,776
Shibuya Corp.	1,300	32,689
Shin Nippon Biomedical Laboratories Ltd.	3,700	52,558
Shinagawa Refractories Co. Ltd.	900	27,536
Shindengen Electric Manufacturing Co. Ltd.(2)	6,300	186,431
Shinmaywa Industries Ltd.	50,400	374,522
Shinnihon Corp.	3,900	25,603
Shinoken Group Co. Ltd.	16,000	153,340
Shinsei Bank Ltd.(1)	95,900	1,618,038
Siix Corp.	32,900	384,306
Sinko Industries Ltd.	3,300	53,330
SK-Electronics Co. Ltd.	200	1,825
SKY Perfect JSAT Holdings, Inc.	298,900	1,066,196
Soken Chemical & Engineering Co. Ltd.	1,300	18,579
Space Value Holdings Co. Ltd.(2)	14,100	142,373
St-Care Holding Corp.	12,200	79,800
Starts Corp., Inc.	50,300	1,077,036
Starzen Co. Ltd.	12,700	206,169
Studio Alice Co. Ltd.	8,400	149,754
SUMCO Corp.	37,500	812,875
Sumida Corp.	33,200	326,703

Sumitomo Bakelite Co. Ltd.	7,300	339,974
Sumitomo Forestry Co. Ltd.	66,200	1,326,653
Sumitomo Heavy Industries Ltd.	156,600	3,456,030
Sumitomo Mitsui Construction Co. Ltd.	106,900	388,865
Sumitomo Osaka Cement Co. Ltd.	51,600	1,562,681
Sumitomo Riko Co. Ltd.	57,500	290,424
Sumitomo Rubber Industries Ltd.	279,000	2,796,270
Sumitomo Seika Chemicals Co. Ltd.	2,900	77,100
Sumitomo Warehouse Co. Ltd. (The)	47,000	751,506
Sun Frontier Fudousan Co. Ltd.	36,000	303,543
Sun-Wa Technos Corp.	1,700	25,019
Suruga Bank Ltd.(1)	327,000	1,356,382
Suzuken Co. Ltd.	4,600	125,039
Suzuki Co. Ltd.	6,700	53,730
SWCC Showa Holdings Co. Ltd.	30,600	504,695
T RAD Co. Ltd.	4,600	115,415
T-Gaia Corp.	500	7,109
Taihei Dengyo Kaisha Ltd.	9,700	230,834
Taiheiyo Cement Corp.	167,400	3,231,064
Taiho Kogyo Co. Ltd.	22,800	145,829
Taiyo Yuden Co. Ltd.	35,300	1,934,357
Takamiya Co. Ltd.	1,600	6,068
Takaoka Toko Co. Ltd.	200	2,290
Takara Leben Co. Ltd.	183,900	431,380
Takasago International Corp.	11,800	285,387
Takashimaya Co. Ltd.	48,600	426,725
Tama Home Co. Ltd.(1)	33,300	671,825
Tanseisha Co. Ltd.	17,200	122,418
Teijin Ltd.	243,200	2,777,762
Toa Corp. (Tokyo)(1)	34,100	713,695
Toagosei Co. Ltd.	22,900	236,342
Toda Corp.	1,800	10,545
Toho Zinc Co. Ltd.	29,800	554,568
TOKAI Holdings Corp.	131,400	958,512
Tokai Rika Co. Ltd.	8,700	113,660
Tokuyama Corp.	77,000	1,204,692
Tokyo Electron Device Ltd.	9,900	584,882
Tokyo Tatemono Co. Ltd.	98,000	1,387,297
Tokyo Tekko Co. Ltd.	2,700	29,499
Tokyu Construction Co. Ltd.	140,200	794,788
Tokyu Fudosan Holdings Corp.	96,900	499,309
Tomoku Co. Ltd.	1,600	24,801
TOMONY Holdings, Inc.	8,700	22,265
Tomy Co. Ltd.	90,900	798,386
Topre Corp.	61,900	593,497
Tosei Corp.	7,600	64,457
Toshiba TEC Corp.	9,000	345,632
Towa Bank Ltd. (The)	11,900	50,395
Towa Corp.	30,800	859,889
Toyo Construction Co. Ltd.	60,400	277,795
Toyo Engineering Corp.(2)	28,500	177,515
Toyo Ink SC Holdings Co. Ltd.	22,400	369,670
Toyo Seikan Group Holdings Ltd.	212,200	2,581,099
Toyo Tanso Co. Ltd.	1,700	46,381
Toyo Tire Corp.	150,500	2,282,941

Toyobo Co. Ltd.	143,200	1,502,691
Toyoda Gosei Co. Ltd.	69,300	1,381,576
Toyota Boshoku Corp.	77,300	1,520,892
TPR Co. Ltd.	14,500	174,469
Transcosmos, Inc.(1)	17,700	490,463
TRE Holdings Corp.	35,340	554,948
TS Tech Co. Ltd.	78,700	922,522
Tsubakimoto Chain Co.	40,000	1,006,788
Tsugami Corp.	47,600	587,736
Tsuzuki Denki Co. Ltd.	200	3,031
UACJ Corp.(2)	46,800	943,659
Ube Industries Ltd.	145,400	2,421,263
Uchida Yoko Co. Ltd.	7,000	285,694
Uniden Holdings Corp.	1,700	50,160
Unipres Corp.	7,800	48,783
United Super Markets Holdings, Inc.	33,900	299,614
UNITED, Inc.	4,000	68,439
Unitika Ltd.(2)	27,100	68,826
V Technology Co. Ltd.	4,100	123,782
Valor Holdings Co. Ltd.	52,000	969,608
VT Holdings Co. Ltd.	3,000	11,103
Wacom Co. Ltd.	19,300	148,607
Wakachiku Construction Co. Ltd.	7,400	123,530
Wakita & Co. Ltd.	38,200	344,929
Warabeya Nichiyo Holdings Co. Ltd.	8,400	136,210
World Holdings Co. Ltd.	4,100	91,269
Xebio Holdings Co. Ltd.	28,800	223,160
YAMABIKO Corp.	73,900	812,042
Yamaguchi Financial Group, Inc.	129,900	709,357
Yamato Corp.	700	4,565
Yamazen Corp.	25,900	221,617
Yaoko Co. Ltd.	1,100	64,917
Yellow Hat Ltd.	9,100	124,371
Yodogawa Steel Works Ltd.	29,600	593,447
Yokogawa Bridge Holdings Corp.	40,100	748,227
Yokohama Reito Co. Ltd.	44,000	311,463
Yokohama Rubber Co. Ltd. (The)	180,600	2,804,541
Yorozu Corp.	4,500	41,763
Yotai Refractories Co. Ltd.	2,400	25,635
Yurtec Corp.	1,000	5,288
Zeon Corp.	87,200	920,977
		280,939,065
Netherlands — 2.4%
Accell Group NV(2)	10,716	470,521
AerCap Holdings NV(2)	161,887	9,072,147
AMG Advanced Metallurgical Group NV(1)	8,312	231,619
Arcadis NV	1,042	46,334
ASR Nederland NV	128,140	5,472,259
Basic-Fit NV(1)(2)	20,454	887,739
Boskalis Westminster	74,548	2,019,523
Brunel International NV	15,992	189,888
Flow Traders	4,292	150,228
ForFarmers NV(1)	33,946	133,307
Heijmans NV, CVA	87,297	1,313,671
Koninklijke BAM Groep NV(2)	520,839	1,555,384

OCI NV(2)	26,159	716,292
PostNL NV	416,776	1,780,155
SIF Holding NV(1)	285	3,952
TKH Group NV, CVA	45,290	2,532,527
		26,575,546
New Zealand — 0.8%
Air New Zealand Ltd.(1)(2)	2,765,456	2,850,122
Heartland Group Holdings Ltd.	49,395	74,390
Kathmandu Holdings Ltd.(1)	303,507	303,652
New Zealand Refining Co. Ltd. (The)(2)	201,543	119,819
Oceania Healthcare Ltd.	3,512,758	3,134,811
SKYCITY Entertainment Group Ltd.	161,460	330,099
Tourism Holdings Ltd.(2)	2,943	5,629
Z Energy Ltd.	992,224	2,359,322
		9,177,844
Norway — 2.2%
2020 Bulkers Ltd.	24,437	295,328
ABG Sundal Collier Holding ASA	411,801	419,850
Aker Solutions ASA(2)	73,561	193,862
Bonheur ASA	2,261	71,584
Borregaard ASA	7,633	181,368
BW Energy Ltd.(2)	89,753	207,087
BW LPG Ltd.	229,492	1,157,644
BW Offshore Ltd.	310,394	876,863
DNO ASA(2)	1,246,453	1,443,042
FLEX LNG Ltd.	111,136	2,616,011
Frontline Ltd.(1)(2)	263,823	1,807,188
Grieg Seafood ASA(1)(2)	17,190	151,603
Hunter Group ASA(2)	85,606	28,079
Kid ASA	51,078	626,453
Kitron ASA(1)	53,807	114,003
Komplett Bank ASA	54,615	42,200
Kongsberg Automotive ASA(1)(2)	804,590	249,707
Norske Skog ASA(1)(2)	110,853	507,951
Ocean Yield ASA	32,155	145,786
Odfjell Drilling Ltd.(2)	176,797	341,171
Panoro Energy ASA(2)	132,189	277,117
PGS ASA(1)(2)	2,004,144	731,674
Protector Forsikring ASA	24,026	271,463
SpareBank 1 Nord Norge	171,696	1,949,564
SpareBank 1 SMN	89,366	1,361,442
Sparebanken Vest	58,146	617,498
Stolt-Nielsen Ltd.	56,279	793,422
Subsea 7 SA	610,746	4,257,792
TGS ASA	44,494	410,793
Veidekke ASA	63,111	905,857
Wallenius Wilhelmsen ASA(2)	250,393	1,147,912
XXL ASA(2)	175,157	278,880
		24,480,194
Portugal — 0.2%
CTT-Correios de Portugal SA	404,325	1,907,240
NOS SGPS SA(1)	74,250	283,402
Sonae SGPS SA	12,843	13,763
		2,204,405

Singapore — 1.7%
Banyan Tree Holdings Ltd.(2)	67,500	16,317
Boustead Singapore Ltd.	125,900	91,353
BRC Asia Ltd.	79,400	87,299
China Sunsine Chemical Holdings Ltd.	1,435,600	515,685
First Resources Ltd.	44,100	47,802
Food Empire Holdings Ltd.	57,400	32,813
Frencken Group Ltd.	258,600	396,586
Golden Agri-Resources Ltd.	22,359,100	4,259,920
Hong Leong Asia Ltd.(1)	422,700	248,740
Hour Glass Ltd. (The)	250,400	395,740
Hutchison Port Holdings Trust, U Shares	13,961,900	3,136,150
Indofood Agri Resources Ltd.(2)	191,900	45,614
InnoTek Ltd.(1)	91,000	50,555
ISDN Holdings Ltd.	266,000	135,658
Japfa Ltd.(1)	2,010,500	881,710
Jiutian Chemical Group Ltd.	1,722,700	87,931
Medtecs International Corp. Ltd.(1)	329,000	105,770
Mewah International, Inc.	120,500	33,931
OUE Ltd.(1)	102,800	103,109
QAF Ltd.	46,100	29,055
Rex International Holding Ltd.(2)	760,000	151,968
Singapore Post Ltd.	1,170,900	565,388
Singapore Press Holdings Ltd.(1)	3,259,000	5,549,989
Tuan Sing Holdings Ltd.(1)	1,619,900	557,662
Yanlord Land Group Ltd.	2,801,500	2,232,173
		19,758,918
Spain — 1.6%
Acerinox SA	95,789	1,070,409
Almirall SA(1)	1,988	24,183
Banco de Sabadell SA(2)	7,899,078	5,333,846
Bankinter SA	946,570	4,656,206
Construcciones y Auxiliar de Ferrocarriles SA(2)	39,785	1,581,155
Deoleo SA(1)(2)	254,650	86,434
Ercros SA(2)	100,794	331,339
Fomento de Construcciones y Contratas SA	424	4,744
Gestamp Automocion SA(2)	338,542	1,483,905
Grupo Catalana Occidente SA	10,953	347,790
Mediaset Espana Comunicacion SA(2)	295,476	1,428,310
Melia Hotels International SA(2)	8,104	50,775
Miquel y Costas & Miquel SA	132	1,969
Neinor Homes SA(2)	5,865	72,895
Pharma Mar SA(1)	275	17,893
Prosegur Cia de Seguridad SA	344,202	870,125
Sacyr SA	5,401	12,821
Tubacex SA(1)(2)	80,578	143,950
Unicaja Banco SA	805,593	706,016
Zardoya Otis SA	50,683	402,976
		18,627,741
Sweden — 7.0%
Arise AB(2)	7,802	36,469
Arjo AB, B Shares	10,539	132,475
Avanza Bank Holding AB	51,942	1,975,980
Bahnhof AB, B Shares	33,644	127,254
Bilia AB, A Shares	219,010	3,657,035

Biotage AB	50,966	1,533,252
Bonava AB, B Shares	187,017	1,632,025
Boozt AB(1)(2)	8,883	169,017
Bure Equity AB	134,272	6,400,768
Catena Media plc(1)(2)	205,834	1,169,200
Cibus Nordic Real Estate AB	46,536	1,270,599
Clas Ohlson AB, B Shares	152,541	1,894,355
Collector AB(2)	188,455	833,698
Corem Property Group AB	461,097	1,695,851
Dios Fastigheter AB	181,298	2,304,691
Electrolux Professional AB, B Shares(2)	253,303	1,665,209
Eolus Vind AB, B Shares(1)	29,411	430,594
Ferronordic AB	8,274	289,280
G5 Entertainment AB(1)	16,404	792,129
Granges AB	161,539	1,684,790
Haldex AB(1)(2)	602	3,535
Hexatronic Group AB	31,203	1,735,739
Hoist Finance AB(1)(2)	172,871	529,973
JM AB	86,703	3,877,696
Karo Pharma AB(2)	12,552	83,093
Kopparbergs Bryggeri AB, B Shares	12,361	212,325
Loomis AB	159,691	4,119,154
Maha Energy AB(1)(2)	53,973	68,144
Mekonomen AB(2)	90,574	1,560,435
Millicom International Cellular SA, SDR(2)	126,500	3,975,208
Mycronic AB	123,332	2,717,197
NCC AB, B Shares	148,502	2,520,741
Net Insight AB, B Shares(2)	120,000	77,734
New Wave Group AB, B Shares(2)	74,836	1,402,033
Nobia AB	254,008	1,398,942
Nobina AB	51,659	450,930
Nolato AB, B Shares	199,489	2,343,237
Nordic Entertainment Group AB, B Shares(2)	36,189	1,797,172
NP3 Fastigheter AB(1)	231	8,837
Nyfosa AB	221,794	4,080,033
Orexo AB(1)(2)	31,261	124,756
Pandox AB(2)	115,256	1,670,363
Paradox Interactive AB(1)	82,144	1,295,498
Peab AB, Class B	336,091	3,978,930
RaySearch Laboratories AB(1)(2)	37,992	227,093
Resurs Holding AB	311,639	1,323,305
Saab AB, B Shares	127,291	3,318,649
Scandi Standard AB	171,807	759,394
SkiStar AB(2)	7,555	137,247
Solid Forsakring AB(2)	31,164	108,540
Tethys Oil AB	79,649	533,930
Troax Group AB	5,590	262,531
Wihlborgs Fastigheter AB	100,058	2,364,429
		78,761,494
Switzerland — 5.0%
ALSO Holding AG(2)	14,083	4,261,024
Arbonia AG	153,806	3,251,438
Ascom Holding AG(2)	16,548	213,940
Autoneum Holding AG(1)(2)	14,383	2,189,735
Bell Food Group AG	2,798	886,261

Bobst Group SA(2)	27,683	2,424,455
Bossard Holding AG, Class A	6,731	2,225,145
Bucher Industries AG	2,032	925,855
Burckhardt Compression Holding AG	6,381	2,828,549
Bystronic AG	206	282,166
Cembra Money Bank AG	1,479	102,461
Coltene Holding AG(2)	5,166	569,863
EFG International AG(2)	256,346	1,839,197
Forbo Holding AG	1,691	3,256,434
GAM Holding AG(2)	225,438	332,394
Gurit Holding AG	808	1,305,071
Huber + Suhner AG	27,806	2,481,015
Implenia AG(1)(2)	32,405	634,276
Leonteq AG	31,976	2,282,491
Liechtensteinische Landesbank AG	5,325	298,696
Medmix AG(2)	1,934	92,271
Mobimo Holding AG(2)	9,114	2,962,401
OC Oerlikon Corp. AG	365,543	3,558,221
Orior AG	8,637	829,654
Rieter Holding AG(2)	2,779	538,864
Sensirion Holding AG(2)	18,145	2,453,088
St Galler Kantonalbank AG	2,885	1,388,965
Sulzer AG	1,934	183,380
Swiss Steel Holding AG(1)(2)	2,157,265	820,682
Swissquote Group Holding SA	22,393	4,514,532
TX Group AG(2)	304	50,126
V-ZUG Holding AG(2)	862	110,715
Valiant Holding AG	37,633	3,546,691
Zehnder Group AG	34,422	3,360,438
		57,000,494
United Kingdom — 15.4%
AG Barr plc	7,794	54,916
Anglo Asian Mining plc	108,749	154,389
Anglo Pacific Group plc(2)	21,196	36,688
AO World plc(2)	73,704	92,027
ASOS plc(2)	56,717	1,775,348
Aston Martin Lagonda Global Holdings plc(2)	66,569	1,314,717
Bank of Georgia Group plc	43,402	897,116
Bellway plc	40,306	1,682,397
Biffa plc	267,711	1,242,076
Bodycote plc	83,788	911,091
Brewin Dolphin Holdings plc	192,810	874,562
Britvic plc	319,852	3,775,704
Burford Capital Ltd.	39,324	398,891
Cairn Energy plc	836,750	2,041,048
Centamin plc	1,088,080	1,406,886
Central Asia Metals plc	145,183	469,220
Close Brothers Group plc	201,855	3,460,091
CMC Markets plc	155,227	479,036
Coats Group plc	1,852,780	1,512,766
Computacenter plc	95,184	3,572,680
ContourGlobal plc	119,969	289,183
Crest Nicholson Holdings plc	389,773	1,651,227
CVS Group plc	26,679	781,338

Daily Mail & General Trust plc	630	9,074
De La Rue plc(1)(2)	35,731	67,421
Devro plc	218,361	599,020
Direct Line Insurance Group plc	1,580,324	5,663,185
Diversified Energy Co. plc	86,335	113,971
Drax Group plc	560,872	4,095,018
Dunelm Group plc	82,548	1,464,306
Electrocomponents plc	4,397	70,829
EnQuest plc(2)	290,147	69,016
Evraz plc	320,942	2,446,643
Ferrexpo plc	472,461	1,815,995
Firstgroup plc(1)(2)	982,205	1,228,642
Forterra plc	40,418	132,559
Frasers Group plc(2)	271,586	2,463,512
Go-Ahead Group plc (The)(2)	50,406	444,644
Golar LNG Ltd.(2)	76,930	907,774
Grafton Group plc	170,067	2,644,054
Gulf Keystone Petroleum Ltd.	260,607	604,781
Gym Group plc (The)(2)	68,317	214,206
Halfords Group plc	158,276	643,511
Harbour Energy plc(2)	43,194	225,835
Hays plc	676,659	1,323,740
Hill & Smith Holdings plc	30,627	684,077
Hochschild Mining plc	294,591	517,367
Howden Joinery Group plc	523,894	6,035,760
Hunting plc	86,730	171,028
Ibstock plc	143,121	367,028
IG Group Holdings plc	506,175	5,209,383
Inchcape plc	493,745	5,457,021
Indivior plc(2)	495,038	1,507,065
IntegraFin Holdings plc	247,247	1,896,747
International Personal Finance plc	34,348	55,961
Investec plc	771,131	3,874,805
IP Group plc	1,225,380	1,887,582
J Sainsbury plc	1,957,563	7,191,795
Jadestone Energy plc(1)	129,530	136,022
JET2 plc(2)	3,105	40,358
Johnson Matthey plc	105,879	2,941,531
Jubilee Metals Group plc(1)(2)	1,025,063	217,359
Just Group plc(2)	933,562	966,762
Keller Group plc	97,487	1,168,405
Lookers plc(2)	108,243	83,801
Luceco plc	5,878	27,392
Luxfer Holdings plc	19,235	365,080
M&G plc	3,185,389	7,905,959
Marks & Spencer Group plc(2)	2,679,946	8,408,329
Marston's plc(2)	63,050	54,701
Mediclinic International plc(2)	163,157	624,308
Mitchells & Butlers plc(2)	80,937	250,452
Molten Ventures plc(2)	159,144	1,955,583
Morgan Sindall Group plc	34,648	1,093,888
N Brown Group plc(1)(2)	122,747	61,497
OSB Group plc	247,373	1,650,255
Pagegroup plc	371,799	3,103,763

Pan African Resources plc	86,541	20,731
Paragon Banking Group plc	220,225	1,515,707
PayPoint plc	28,455	228,238
Petropavlovsk plc(1)(2)	1,689	476
Playtech plc(2)	363,301	3,620,922
Plus500 Ltd.	124,599	2,104,357
Provident Financial plc(2)	423,764	1,991,997
PZ Cussons plc	286,379	736,370
QinetiQ Group plc	37,772	130,252
Quilter plc	740,677	1,384,969
Rathbone Brothers plc	46,735	1,157,520
Reach plc	523,613	1,783,882
Redde Northgate plc	316,028	1,652,419
Redrow plc	306,840	2,635,260
Rhi Magnesita NV	36,729	1,458,209
Royal Mail plc	970,496	6,463,503
Senior plc(2)	304,693	529,820
Serica Energy plc	163,537	459,175
SIG plc(2)	187,110	123,096
Sirius Real Estate Ltd.	7,307	13,239
Speedy Hire plc	650,465	541,856
Spire Healthcare Group plc(2)	301,324	923,850
St. James's Place plc	331,745	6,830,777
SThree plc	131,656	910,159
Superdry plc(2)	106,414	358,578
Tate & Lyle plc	593,885	4,975,402
TBC Bank Group plc	17,224	356,191
Ted Baker plc(2)	148,041	218,572
TI Fluid Systems plc	99,058	288,812
Travis Perkins plc	201,115	3,866,280
Tremor International Ltd.(2)	1,865	13,965
Victoria plc(2)	13,826	218,217
Victrex plc	9,394	286,853
Virgin Money UK plc(2)	398,198	893,931
Vistry Group plc	184,537	2,627,108
Watkin Jones plc	151,741	492,963
Weir Group plc (The)	81	1,785
Wickes Group plc	156,698	439,366
		174,287,004
TOTAL COMMON STOCKS (Cost $1,093,076,587)		1,125,566,862
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	35,053	79,110
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $875,929)	875,929	875,929
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $10,441,597)	10,441,597	10,441,597
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,104,394,113)		1,136,963,498
OTHER ASSETS AND LIABILITIES — (0.5)%		(5,738,445)
TOTAL NET ASSETS — 100.0%		$1,131,225,053

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.5%
Financials	18.0%
Materials	17.1%
Consumer Discretionary	13.6%
Energy	7.8%
Information Technology	5.3%
Consumer Staples	4.4%
Communication Services	4.1%
Real Estate	3.6%
Health Care	2.0%
Utilities	1.1%
Temporary Cash Investments	0.1%
Temporary Cash Investments - Securities Lending Collateral	0.9%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $35,371,919. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $37,893,544, which includes securities collateral of $27,451,947.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,607,461	1,112,959,401	—
Warrants	—	79,110	—
Temporary Cash Investments	875,929	—	—
Temporary Cash Investments - Securities Lending Collateral	10,441,597	—	—
	23,924,987	1,113,038,511	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.